Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	$ (80)	$ (85)	$ (68)
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	0	(24)	(76)
Other ABS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	0	(13)	0
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	(3)	24	2
Non-U.S. government
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	(54)	(46)	2
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses)	$ (23)	$ (26)	$ 4